INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 29, 2020	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Disclosure of information for cash-generating units [line items]
Goodwill		$ 283,815	$ 206,636
Intangible assets (note 11)		306,630	289,901	$ 289,901
(Impairment reversal, net of write-downs)	$ 94,000	(31,459)	93,989
Cash-generating units | Branded Apparel
Disclosure of information for cash-generating units [line items]
Goodwill		283,815	206,636
Intangible assets (note 11)		23,430	27,869
Indefinite life intangible assets		93,400	93,400
Intangible assets and goodwill		400,645	327,905
Cash-generating units | Printwear
Disclosure of information for cash-generating units [line items]
Goodwill		0	0
Intangible assets (note 11)		58,794	63,230
Indefinite life intangible assets		113,645	86,129
Intangible assets and goodwill		$ 172,439	$ 149,359